Segment Reporting - Schedule of Segment Information (Details) (10Q) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Total net revenues	$ 1,769	$ 985	$ 5,687	$ 3,809
Gross margin	998	467	3,203	2,292
Research and development expenses	756	289	1,539	1,002
Depreciation and amortization expense	50	41	163	218
Selling, general and administrative expenses	1,503	1,260	4,517	3,298
Change in fair value of contingent consideration	(10)
Total operating expenses	(2,299)	(1,590)	(6,219)	(4,518)
Loss from operations	(1,301)	(1,123)	(3,016)	(2,226)
Water Filtration [Member]
Total net revenues	1,769	985	5,687	3,809
Gross margin	998	467	3,203	2,292
Research and development expenses	345	189	808	970
Depreciation and amortization expense	50	41	163	218
Selling, general and administrative expenses	1,469	1,250	4,340	3,286
Change in fair value of contingent consideration	(10)
Total operating expenses	(1,854)	(1,480)	(5,311)	(4,474)
Loss from operations	(856)	(1,013)	(2,108)	(2,182)
Renal Products [Member]
Total net revenues
Gross margin
Research and development expenses	411	100	731	32
Depreciation and amortization expense
Selling, general and administrative expenses	34	10	177	12
Change in fair value of contingent consideration
Total operating expenses	(445)	(110)	(908)	(44)
Loss from operations	$ (445)	$ (110)	$ (908)	$ (44)